Other current receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Input VAT	€ 11,434	€ 9,541
DCC receivables	10,327	7,763
Advances and deposits	3,903	3,482
Withholding taxes	3,064	2,247
Government grants	1,260	1,726
Derivative financial instruments	107	0
Others	1,274	1,075
Other current receivables	€ 31,369	€ 25,834